T. ROWE PRICE QM U.S. Bond Index Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  5.3%
Car Loan  1.6%
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B
5.117%, 9/15/32 (1) 211 213
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 1,464 1,472
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 1,687 1,695
ARI Fleet Lease Trust
Series 2026-A, Class A2
3.96%, 11/15/34 (1) 700 701
ARI Fleet Lease Trust
Series 2026-A, Class A3
4.09%, 11/15/34 (1) 260 260
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 510 509
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.797%, 12/26/31 (1) 122 123
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  935 936
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  215 219
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  760 762
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  760 759
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,816
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 635 641
Carvana Auto Receivables Trust
Series 2024-P4, Class A3
4.64%, 1/10/30  365 367

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2024-P4, Class A4
4.74%, 12/10/30  620 628
Carvana Auto Receivables Trust
Series 2025-P2, Class A4
4.75%, 6/10/31  1,465 1,488
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  2,040 2,050
Chase Auto Owner Trust
Series 2025-1A, Class A3
4.29%, 6/25/30 (1) 900 908
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 165 167
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 115 118
Enterprise Fleet Financing
Series 2024-4, Class A2
4.69%, 7/20/27 (1) 359 360
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 790 803
Enterprise Fleet Financing
Series 2025-3, Class A3
4.46%, 9/20/29 (1) 1,775 1,795
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  1,335 1,344
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  975 979
Exeter Select Automobile Receivables Trust
Series 2025-2, Class A3
4.43%, 8/15/30  1,155 1,163
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class A1
4.06%, 9/15/30  1,330 1,333
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class B
4.33%, 9/15/30  260 260
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 104 106

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 999 1,006
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 640 642
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A
4.18%, 9/25/30 (1) 1,730 1,736
Santander Drive Auto Receivables Trust
Series 2025-4, Class A3
4.17%, 4/15/30  240 241
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 747 756
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 165 169
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 1,115 1,121
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 585 589
Toyota Lease Owner Trust
Series 2025-A, Class A4
4.81%, 6/20/29 (1) 1,225 1,240
Wheels Fleet Lease Funding 1
Series 2025-2A, Class A1
4.41%, 5/18/40 (1) 4,330 4,362
35,837
Other Asset-Backed Securities  3.5%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 3,215 3,238
AGL
Series 2021-13A, Class A1R, CLO, FRN
3M TSFR + 1.10%, 4.768%, 10/20/34 (1) 4,600 4,601
Apex Credit
Series 2025-13A, Class A1, CLO, FRN
3M TSFR + 1.35%, 5.021%, 1/22/39 (1) 840 840
ARES LI
Series 2019-51A, Class A1R2, CLO, FRN
3M TSFR + 1.36%, 5.032%, 10/15/37 (1) 1,420 1,424
Ares Loan Funding IX
Series 2025-ALF9A, Class A1, CLO, FRN
3M TSFR + 1.18%, 4.852%, 3/31/38 (1) 1,225 1,226

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 20 20
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.298%, 1/18/35 (1) 2,275 2,277
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.122%, 4/15/30 (1) 595 595
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 4.988%, 1/18/38 (1) 935 937
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 2,490 2,442
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 625 629
Dext
Series 2025-2, Class A3
4.23%, 4/15/36 (1) 365 365
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 372 367
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,593 1,507
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 297 307
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 238 245
Eldridge
Series 2025-2A, Class A1, CLO, FRN
3M TSFR + 1.28%, 4.916%, 1/20/39 (1) 2,045 2,050
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.168%, 1/17/37 (1) 1,160 1,160
Elmwood
Series 2022-7A, Class AR2, CLO, FRN
3M TSFR + 1.20%, 1/20/39 (1)(2) 1,160 1,160

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Fortress Credit BSL XIX
Series 2023-2A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.018%, 7/24/36 (1) 5,035 5,044
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.018%, 1/20/38 (1) 1,710 1,715
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 951 983
Hilton Grand Vacations Trust
Series 2025-2A, Class A
4.54%, 5/25/44 (1) 618 620
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.239%, 4/22/37 (1) 730 731
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.042%, 7/15/35 (1) 1,315 1,319
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 49 49
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 5.422%, 1/15/36 (1) 1,080 1,082
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 4.962%, 10/15/32 (1) 1,100 1,101
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 2/13/39 (1)(2) 1,605 1,605
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 293 292
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 92 90
Neuberger Berman Loan Advisers
Series 2022-48A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 4.758%, 4/25/36 (1) 4,685 4,685
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 894 897
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.01%, 11/26/37 (1) 2,370 2,378

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 181 182
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 656 665
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 2,593 2,598
PEAC Solutions Receivables
Series 2025-1A, Class A2
4.94%, 10/20/28 (1) 2,308 2,321
PEAC Solutions Receivables
Series 2026-1A, Class A3
4.39%, 7/20/33 (1) 1,210 1,214
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 68 68
Post Road Equipment Finance
Series 2025-1A, Class A2
4.90%, 5/15/31 (1) 1,478 1,492
Progress Residential Trust
Series 2021-SFR5, Class A
1.427%, 7/17/38 (1) 330 326
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 741 704
Progress Residential Trust
Series 2025-SFR5, Class A
3.85%, 10/17/42 (1) 655 634
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4/15/39 (1)(2) 855 855
Rockford Tower
Series 2022-1A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 4.868%, 7/20/35 (1) 4,690 4,695
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 840 870
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 665 667
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 1,250 1,279

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 688 707
Sierra Timeshare Receivables Funding
Series 2025-2A, Class A
4.72%, 4/20/44 (1) 754 759
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 321 321
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.218%, 4/25/37 (1) 2,310 2,312
Symphony 37
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 1/20/37 (1)(2) 1,865 1,865
Symphony XXXI
Series 2022-31A, Class AR, CLO, FRN
3M TSFR + 1.17%, 4.839%, 1/22/38 (1) 670 669
THL Credit Wind River
Series 2019-3A, Class AR3, CLO, FRN
3M TSFR + 1.20%, 4.992%, 1/15/38 (1) 890 891
TPIC SPV
10.00%, 4/30/26, (10.00% PIK), Acquisition Date: 12/10/24,
Cost $58 (3)(4)(5)(6) 73 73
TPIC SPV, Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24,
Cost $61 (3)(4)(5)(6) 81 81
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $1,880 (3)(6) 1,880 1,674
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 1,059 1,053
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 119 121
Verdant Receivables
Series 2025-1A, Class B
5.37%, 5/12/33 (1) 100 102
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 295 296
77,576
Student Loan  0.2%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.997%, 7/27/48 (1) 1,568 1,571

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 183 181
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 427 415
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 135 128
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 111 106
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 109 108
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 197 192
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 578 553
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,371 1,258
4,512
Total Asset-Backed Securities
(Cost $117,677) 117,925
CORPORATE BONDS  25.9%
FINANCIAL INSTITUTIONS  10.3%
Banking  5.1%
Ally Financial, 2.20%, 11/2/28  1,505 1,426
American Express, VR, 4.918%, 7/20/33 (7) 550 557
Banco Santander, 3.49%, 5/28/30  600 579
Bank of America, 3.50%, 4/19/26  600 599
Bank of America, 6.00%, 10/15/36  300 323
Bank of America, 7.75%, 5/14/38  150 183
Bank of America, VR, 2.592%, 4/29/31 (7) 1,875 1,748
Bank of America, VR, 2.676%, 6/19/41 (7) 1,575 1,153
Bank of America, VR, 3.824%, 1/20/28 (7) 2,280 2,276
Bank of America, VR, 4.244%, 4/24/38 (7) 45 42
Bank of America, VR, 5.425%, 8/15/35 (7) 2,000 2,034
Bank of Montreal, Series J, VR, 4.439%, 1/14/32 (7) 1,900 1,896
Bank of New York Mellon, VR, 6.474%, 10/25/34 (7) 1,440 1,603

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Barclays, VR, 5.674%, 3/12/28 (7) 1,045 1,063
Barclays, VR, 5.69%, 3/12/30 (7) 2,840 2,957
BBVA Mexico Institucion De Banca Multiple Grupo Financiero,
5.25%, 9/10/29  1,865 1,915
BNP Paribas, VR, 5.497%, 5/20/30 (1)(7) 2,750 2,846
Capital One, 2.70%, 2/6/30  2,000 1,883
Capital One Financial, 3.65%, 5/11/27  1,430 1,423
Capital One Financial, VR, 2.359%, 7/29/32 (7) 3,700 3,235
Capital One Financial, VR, 6.051%, 2/1/35 (7) 365 383
Citigroup, 5.875%, 1/30/42  450 472
Citigroup, VR, 3.887%, 1/10/28 (7) 2,050 2,047
Citigroup, VR, 4.075%, 4/23/29 (7) 1,920 1,920
Credit Agricole, VR, 4.656%, 1/12/32 (1)(7) 1,840 1,841
Danske Bank, VR, 5.705%, 3/1/30 (1)(7) 470 488
Fifth Third Bancorp, VR, 4.566%, 4/29/32 (7) 2,180 2,178
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (7) 460 483
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,251
Goldman Sachs Group, 6.75%, 10/1/37  455 505
Goldman Sachs Group, VR, 5.065%, 1/21/37 (7) 3,705 3,689
Goldman Sachs Group, VR, 5.734%, 1/28/56 (7) 2,645 2,662
HSBC Bank USA, 5.875%, 11/1/34  550 582
HSBC Holdings, VR, 2.013%, 9/22/28 (7) 3,345 3,235
HSBC Holdings, VR, 6.332%, 3/9/44 (7) 1,725 1,883
ING Groep, VR, 5.55%, 3/19/35 (7) 1,655 1,718
ING Groep, VR, 6.114%, 9/11/34 (7) 740 798
JPMorgan Chase, 2.95%, 10/1/26  980 975
JPMorgan Chase, VR, 2.956%, 5/13/31 (7) 1,230 1,159
JPMorgan Chase, VR, 3.782%, 2/1/28 (7) 990 988
JPMorgan Chase, VR, 3.882%, 7/24/38 (7) 4,905 4,382
JPMorgan Chase, VR, 5.299%, 7/24/29 (7) 3,170 3,262
JPMorgan Chase, VR, 5.576%, 7/23/36 (7) 1,315 1,352
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (7) 1,455 1,469
Mitsubishi UFJ Financial Group, VR, 4.505%, 1/14/32 (7) 2,690 2,695
Morgan Stanley, 3.125%, 7/27/26  2,000 1,993
Morgan Stanley, 6.25%, 8/9/26  175 177
Morgan Stanley, VR, 3.217%, 4/22/42 (7) 830 644
Morgan Stanley, VR, 4.493%, 1/16/32 (7) 675 674
Morgan Stanley, VR, 5.656%, 4/18/30 (7) 2,975 3,099
Morgan Stanley Private Bank, VR, 4.734%, 7/18/31 (7) 3,785 3,834
National Bank of Canada, VR, 4.166%, 1/20/29 (7) 2,075 2,079
Northern Trust, 4.15%, 11/19/30  2,080 2,080
PNC Financial Services Group, VR, 5.373%, 7/21/36 (7) 495 507
Santander Holdings USA, VR, 6.342%, 5/31/35 (7)(8) 1,925 2,054

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Holdings USA, VR, 6.499%, 3/9/29 (7) 885 923
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (7) 1,190 1,191
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1)(8) 2,930 2,971
Societe Generale, 5.25%, 2/19/27 (1) 1,230 1,244
Societe Generale, VR, 6.066%, 1/19/35 (1)(7)(8) 1,305 1,376
Standard Chartered, VR, 5.243%, 1/13/37 (1)(7) 1,060 1,057
Toronto-Dominion Bank, 4.994%, 4/5/29  2,200 2,258
Truist Financial, 1.95%, 6/5/30  1,470 1,336
U.S. Bancorp, VR, 5.384%, 1/23/30 (7) 665 688
Wells Fargo, VR, 2.393%, 6/2/28 (7) 2,415 2,364
Wells Fargo, VR, 2.879%, 10/30/30 (7) 2,925 2,786
Wells Fargo, VR, 5.574%, 7/25/29 (7) 1,250 1,293
Wells Fargo, VR, 5.707%, 4/22/28 (7) 1,895 1,933
Wells Fargo, VR, 6.303%, 10/23/29 (7) 1,380 1,457
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,935 1,995
114,171
Brokerage Asset Managers Exchanges  0.5%
Charles Schwab, VR, 4.914%, 11/14/36 (7) 3,165 3,137
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,480
Intercontinental Exchange, 5.25%, 6/15/31  1,585 1,655
LPL Holdings, 5.65%, 3/15/35  3,700 3,770
10,042
Finance Companies  0.2%
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 1,560 1,625
GATX, 6.05%, 3/15/34  1,785 1,906
3,531
Financial Other  0.1%
Atlas Warehouse Lending, 4.625%, 11/15/28 (1) 3,065 3,080
3,080
Insurance  3.1%
Allstate, 6.125%, 12/15/32  150 162
American International Group, 3.875%, 1/15/35  425 396
Aon Corp., 5.00%, 9/12/32 (8) 3,075 3,149
Arthur J Gallagher, 4.85%, 12/15/29  445 455
Athene Global Funding, 4.86%, 8/27/26 (1) 3,330 3,345
Athene Global Funding, 5.033%, 7/17/30 (1) 990 999
Centene, 3.375%, 2/15/30  3,095 2,856
CNO Global Funding, 4.95%, 9/9/29 (1) 515 524
Corebridge Global Funding, 4.25%, 8/21/28 (1) 885 888
Corebridge Global Funding, 4.65%, 8/20/27 (1) 1,075 1,086
Elevance Health, 4.55%, 3/1/48  1,135 963
Elevance Health, 4.65%, 1/15/43  485 432
Enact Holdings, 6.25%, 5/28/29  505 529
Equitable America Global Funding, 4.30%, 12/15/28 (1) 345 346

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Equitable America Global Funding, 4.65%, 6/9/28 (1) 1,915 1,937
Equitable America Global Funding, 4.70%, 9/15/32 (1) 400 399
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,627
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 2,500 2,593
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 1,095 1,115
Humana, 5.375%, 4/15/31  785 804
Humana, 5.95%, 3/15/34  835 863
Jackson National Life Global Funding, 4.70%, 6/5/28 (1) 2,970 3,007
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 3,620 3,653
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,370 1,204
MassMutual Global Funding II, 5.10%, 4/9/27 (1) 2,940 2,982
Met Tower Global Funding, 4.00%, 1/14/29 (1) 1,895 1,891
New York Life Global Funding, 4.05%, 2/2/29 (1) 4,525 4,531
New York Life Insurance, 3.75%, 5/15/50 (1) 1,415 1,054
Pacific Life Global Funding II, 4.375%, 2/3/31 (1) 3,795 3,798
Pricoa Global Funding I, 4.35%, 11/25/30 (1)(8) 5,380 5,382
Principal Financial Group, 2.125%, 6/15/30  1,900 1,732
Principal Financial Group, 3.70%, 5/15/29  10 10
Principal Financial Group, 4.111%, 2/15/28 (1) 1,100 1,099
RGA Global Funding, 4.35%, 8/25/28 (1) 1,150 1,157
RGA Global Funding, 4.60%, 11/25/30 (1) 1,600 1,603
RGA Global Funding, 5.448%, 5/24/29 (1)(8) 1,730 1,793
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1)(8) 1,790 1,797
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1) 1,400 1,155
Travelers, 6.25%, 6/15/37  225 249
UnitedHealth Group, 2.00%, 5/15/30  10 9
UnitedHealth Group, 3.50%, 8/15/39  1,960 1,618
UnitedHealth Group, 4.40%, 6/15/28  330 333
UnitedHealth Group, 4.75%, 7/15/45  900 803
UnitedHealth Group, 5.75%, 7/15/64  1,790 1,734
Willis North America, 4.50%, 9/15/28  1,110 1,119
69,181
Real Estate Investment Trusts  1.3%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 10
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 1,489
AvalonBay Communities, 4.35%, 12/1/30  3,225 3,227
Brixmor Operating Partnership, 3.90%, 3/15/27  495 494
Brixmor Operating Partnership, 4.05%, 7/1/30  760 749
Brixmor Operating Partnership, 4.85%, 2/15/33  440 439
Essex Portfolio, 2.65%, 3/15/32  660 588
Essex Portfolio, 4.50%, 3/15/48  1,455 1,232
Essex Portfolio, 4.875%, 2/15/36  3,050 2,969

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Extra Space Storage, 4.00%, 6/15/29  15 15
Extra Space Storage, 4.95%, 1/15/33  755 759
Healthcare Realty Holdings, 3.625%, 1/15/28  605 599
Healthpeak OP, 2.125%, 12/1/28  710 673
Healthpeak OP, 2.875%, 1/15/31  420 390
Prologis, 4.00%, 9/15/28  2,110 2,114
Public Storage Operating, 1.95%, 11/9/28  1,285 1,218
Realty Income, 2.20%, 6/15/28  685 658
Realty Income, 3.95%, 8/15/27  835 836
Regency Centers, 3.60%, 2/1/27  350 349
Regency Centers, 4.125%, 3/15/28  520 521
Regency Centers, 4.40%, 2/1/47  2,000 1,711
Regency Centers, 5.25%, 1/15/34  1,340 1,375
Simon Property Group, 3.80%, 7/15/50 (8) 2,830 2,134
Simon Property Group, 4.30%, 1/15/31 (8) 1,120 1,117
Welltower OP, 5.125%, 7/1/35  3,390 3,442
29,108
Total Financial Institutions 229,113
INDUSTRIAL  13.3%
Basic Industry  0.2%
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 565
Freeport-McMoRan, 5.45%, 3/15/43  274 267
Nutrien, 4.00%, 12/15/26  525 525
Sherwin-Williams, 4.80%, 9/1/31 (8) 2,400 2,452
3,809
Capital Goods  1.3%
Amphenol, 4.75%, 3/30/26  310 311
Amphenol, 5.05%, 4/5/29  925 952
Boeing, 3.60%, 5/1/34  2,000 1,820
Boeing, 6.528%, 5/1/34  1,715 1,897
Caterpillar Financial Services, 5.00%, 5/14/27  4,225 4,294
CNH Industrial Capital, 4.375%, 3/7/31  4,400 4,363
CRH America Finance, 3.95%, 4/4/28 (1) 1,700 1,696
Ingersoll Rand, 5.176%, 6/15/29  3,131 3,237
John Deere Capital, 4.40%, 9/8/31  2,530 2,552
John Deere Capital, 4.50%, 1/8/27  1,840 1,854
L3Harris Technologies, 5.05%, 6/1/29  1,300 1,336
Lockheed Martin, 4.07%, 12/15/42  184 158
Owens Corning, 5.70%, 6/15/34 (8) 1,235 1,298
Regal Rexnord, 6.40%, 4/15/33  1,640 1,752
Tyco Electronics Group, 4.875%, 2/9/36  1,820 1,810
29,330

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Communications  2.1%
America Movil, 6.375%, 3/1/35 (8) 300 330
American Tower, 4.70%, 12/15/32  1,120 1,120
AT&T, 2.75%, 6/1/31  3,300 3,034
AT&T, 4.35%, 3/1/29  1,020 1,027
AT&T, 4.55%, 11/1/32  1,285 1,276
AT&T, 5.40%, 2/15/34  2,415 2,490
Charter Communications Operating, 2.80%, 4/1/31  2,365 2,132
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,149
Charter Communications Operating, 6.10%, 6/1/29  690 720
Comcast, 2.65%, 2/1/30  10 9
Comcast, 3.20%, 7/15/36  80 68
Comcast, 5.50%, 5/15/64 (8) 2,490 2,232
Crown Castle, 2.10%, 4/1/31  2,300 2,032
Crown Castle, 2.25%, 1/15/31  1,665 1,489
Crown Castle, 3.70%, 6/15/26  700 699
Meta Platforms, 5.50%, 11/15/45  3,125 3,005
Meta Platforms, 5.60%, 5/15/53  1,825 1,731
NTT Finance, 4.876%, 7/16/30 (1) 1,160 1,183
Omnicom Group, 3.60%, 4/15/26  695 694
Orange, 4.75%, 1/13/33 (1) 1,830 1,825
Rogers Communications, 5.00%, 2/15/29  1,615 1,648
Rogers Communications, 5.30%, 2/15/34  1,885 1,907
T-Mobile USA, 3.75%, 4/15/27  3,565 3,556
T-Mobile USA, 4.95%, 11/15/35  2,880 2,849
T-Mobile USA, 5.00%, 2/15/36  1,300 1,286
Time Warner Cable, 6.55%, 5/1/37  235 238
Time Warner Cable, 6.75%, 6/15/39  2,580 2,586
Verizon Communications, 1.68%, 10/30/30  625 554
Verizon Communications, 4.00%, 3/22/50  1,500 1,139
Verizon Communications, 4.75%, 1/15/33  1,930 1,929
45,937
Consumer Cyclical  2.2%
Alibaba Group Holding, 4.00%, 12/6/37  2,300 2,114
Amazon.com, 4.65%, 11/20/35  4,085 4,044
American Honda Finance, 4.55%, 7/9/27  1,645 1,660
American Honda Finance, 4.90%, 3/12/27  2,790 2,821
AutoZone, 1.65%, 1/15/31  2,000 1,754
AutoZone, 3.125%, 4/21/26  445 444
AutoZone, 3.75%, 6/1/27  20 20
AutoZone, 5.05%, 7/15/26  1,390 1,396
CBRE Services, 4.90%, 1/15/33  745 747
CBRE Services, 5.50%, 4/1/29  580 601
Daimler Truck Finance North America, 4.15%, 1/12/29 (1) 785 785

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 560 572
Ford Motor Credit, 5.125%, 11/5/26  1,435 1,442
Ford Motor Credit, 7.122%, 11/7/33  635 686
General Motors Financial, 5.45%, 1/8/36 (8) 650 653
General Motors Financial, 5.55%, 7/15/29  600 623
Home Depot, 5.875%, 12/16/36  3,000 3,239
Hyundai Capital America, 4.55%, 1/8/31 (1) 850 851
Hyundai Capital America, 4.90%, 6/23/28 (1) 1,950 1,983
Hyundai Capital America, 5.35%, 3/19/29 (1) 500 515
Hyundai Capital America, 5.50%, 3/30/26 (1) 820 822
Lowe's, 4.25%, 3/15/31  2,370 2,359
Lowe's, 4.45%, 4/1/62  1,890 1,483
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 1,930 1,933
O'Reilly Automotive, 3.60%, 9/1/27  20 20
O'Reilly Automotive, 3.90%, 6/1/29  2,470 2,451
O'Reilly Automotive, 5.75%, 11/20/26  390 395
PACCAR Financial, 5.00%, 5/13/27  3,070 3,121
PACCAR Financial, 5.20%, 11/9/26  2,895 2,927
Ross Stores, 1.875%, 4/15/31  300 265
TJX, 1.60%, 5/15/31  1,425 1,251
Toyota Motor Credit, 4.05%, 9/5/28  2,680 2,694
Uber Technologies, 4.30%, 1/15/30  2,710 2,719
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 495 503
49,893
Consumer Non-Cyclical  2.7%
AbbVie, 3.20%, 5/14/26  225 225
AbbVie, 4.50%, 5/14/35  1,235 1,209
AbbVie, 4.80%, 3/15/29  1,315 1,347
Amgen, 2.60%, 8/19/26  1,275 1,266
Amgen, 2.77%, 9/1/53  1,239 738
Amgen, 5.15%, 3/2/28  1,615 1,653
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 31
Astrazeneca Finance, 4.875%, 3/3/28  2,300 2,348
Banner Health, 1.897%, 1/1/31  850 762
BAT Capital, 4.39%, 8/15/37  3,395 3,114
BAT Capital, 5.834%, 2/20/31  845 896
Becton Dickinson & Company, 5.081%, 6/7/29  1,505 1,547
Centra Health, 4.70%, 1/1/48  25 20
Cigna Group, 4.50%, 9/15/30  380 382
Cigna Group, 4.90%, 12/15/48  2,100 1,861
CommonSpirit Health, 2.782%, 10/1/30  980 912
CommonSpirit Health, 3.91%, 10/1/50  40 30
Conopco, 6.625%, 4/15/28  5 5

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
CVS Health, 1.875%, 2/28/31  1,135 999
CVS Health, 5.00%, 9/15/32  420 427
CVS Health, 5.125%, 7/20/45  925 830
CVS Health, 5.40%, 6/1/29  1,360 1,408
CVS Health, 6.00%, 6/1/63  2,705 2,598
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 1,391
HCA, 4.125%, 6/15/29  1,695 1,691
HCA, 5.45%, 9/15/34  890 913
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 821
IQVIA, 6.25%, 2/1/29  735 774
JDE Peet's, 1.375%, 1/15/27 (1) 1,245 1,214
Keurig Dr Pepper, 2.55%, 9/15/26  450 446
Kraft Heinz Foods, 6.875%, 1/26/39  3,600 4,009
Mars, 4.60%, 3/1/28 (1) 2,120 2,148
MedStar Health, Series 20A, 3.626%, 8/15/49  920 676
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%,
7/1/55  600 487
Mondelez International, 4.75%, 2/20/29  3,800 3,875
Nestle Holdings, 4.85%, 3/14/33 (1)(8) 2,700 2,759
Northwell Healthcare, 3.979%, 11/1/46 (8) 1,275 1,007
Pfizer, 4.50%, 11/15/32 (8) 3,245 3,254
Revvity, 1.90%, 9/15/28  1,575 1,486
Roche Holdings, 4.075%, 12/2/30 (1) 2,110 2,103
Solventum, 5.40%, 3/1/29  673 697
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 342
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,407
Zoetis, 4.15%, 8/17/28  3,805 3,826
59,934
Energy  2.4%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 2,013
Cameron LNG, 2.902%, 7/15/31 (1) 520 481
Cameron LNG, 3.701%, 1/15/39 (1) 430 365
Canadian Natural Resources, 2.95%, 7/15/30 (8) 1,520 1,436
Cheniere Energy Partners, 5.75%, 8/15/34  1,865 1,943
Chevron USA, 4.30%, 10/15/30 (8) 2,275 2,298
Columbia Pipelines Holding, 4.999%, 11/17/32 (1) 3,405 3,418
Diamondback Energy, 5.15%, 1/30/30  550 566
Enbridge, 4.20%, 11/20/28  2,255 2,261
Enbridge, 4.25%, 12/1/26  355 356
Enbridge, 4.60%, 6/20/28  340 345
Enbridge, 5.50%, 12/1/46  555 544
Enbridge, 5.625%, 4/5/34  795 828
Enbridge, 6.70%, 11/15/53  610 671

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Enbridge Energy Partners, 5.50%, 9/15/40  170 169
Energy Transfer, 5.35%, 1/15/36 (8) 2,060 2,057
Energy Transfer, 5.60%, 9/1/34  1,505 1,550
Eni, 5.50%, 5/15/34 (1) 845 872
Eni, 5.95%, 5/15/54 (1) 930 934
Enterprise Products Operating, 4.30%, 6/20/28  1,145 1,155
Enterprise Products Operating, 4.60%, 1/11/27  2,845 2,865
Enterprise Products Operating, 4.60%, 1/15/31  2,110 2,137
EOG Resources, 4.40%, 7/15/28  1,295 1,310
EOG Resources, 4.40%, 1/15/31  1,055 1,057
HF Sinclair, 5.75%, 1/15/31 (8) 814 844
Kinder Morgan, 5.20%, 6/1/33  1,800 1,852
Marathon Petroleum, 5.15%, 3/1/30 (8) 1,955 2,013
MPLX, 4.80%, 2/15/31  2,150 2,174
MPLX, 5.65%, 3/1/53  1,600 1,490
Occidental Petroleum, 5.375%, 1/1/32  1,430 1,470
ONEOK, 4.75%, 10/15/31  1,340 1,346
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 817
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 659
Spectra Energy Partners, 3.375%, 10/15/26  460 458
TotalEnergies Capital USA, 4.569%, 1/13/33  3,240 3,237
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 686
Williams, 4.625%, 6/30/30  1,480 1,496
Williams, 4.85%, 3/1/48  190 166
Williams, 4.90%, 3/15/29  1,415 1,447
Woodside Finance, 3.70%, 9/15/26 (1) 330 329
Woodside Finance, 3.70%, 3/15/28 (1) 435 430
Woodside Finance, 4.50%, 3/4/29 (1) 1,435 1,438
53,983
Industrial Other  0.2%
Booz Allen Hamilton, 5.95%, 4/15/35 (8) 4,000 4,112
Georgetown University, Series B, 4.315%, 4/1/49  1,475 1,222
President & Fellows of Harvard College, 3.619%, 10/1/37  385 343
5,677
Technology  1.4%
Atlassian, 5.25%, 5/15/29  760 781
Broadcom, 4.60%, 7/15/30  1,115 1,130
Broadcom, 4.60%, 1/15/33 (8) 2,075 2,068
Broadcom, 4.80%, 4/15/28 (8) 3,290 3,354
Cadence Design Systems, 4.30%, 9/10/29  1,090 1,097
Fiserv, 3.20%, 7/1/26  10 10
Fiserv, 5.45%, 3/15/34  2,125 2,147
Foundry JV Holdco, 5.90%, 1/25/33 (1) 765 803
Foundry JV Holdco, 6.15%, 1/25/32 (1) 885 943

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Motorola Solutions, 5.00%, 4/15/29  835 856
NXP, 3.15%, 5/1/27  395 391
NXP, 4.30%, 8/19/28  590 593
Oracle, 5.20%, 9/26/35 (8) 3,145 2,998
Oracle, 5.375%, 7/15/40  2,925 2,629
Oracle, 6.90%, 11/9/52  1,375 1,350
Qorvo, 4.375%, 10/15/29  559 551
RELX Capital, 3.00%, 5/22/30  1,120 1,065
Roper Technologies, 2.00%, 6/30/30  575 520
Roper Technologies, 3.80%, 12/15/26  660 659
ServiceNow, 1.40%, 9/1/30  3,710 3,270
TR Finance, 3.35%, 5/15/26  225 224
VMware, 1.40%, 8/15/26  3,475 3,430
30,869
Transportation  0.8%
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  25 23
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 111
Canadian National Railway, 5.85%, 11/1/33 (8) 920 993
Canadian National Railway, 6.25%, 8/1/34  95 105
Canadian Pacific Railway, 1.75%, 12/2/26  845 830
Canadian Pacific Railway, 2.875%, 11/15/29  1,140 1,095
Canadian Pacific Railway, 3.50%, 5/1/50  1,155 834
Canadian Pacific Railway, 4.70%, 5/1/48  720 639
Element Fleet Management, 4.641%, 11/24/30 (1) 3,370 3,376
ERAC USA Finance, 4.50%, 2/15/45 (1) 260 226
ERAC USA Finance, 4.90%, 5/1/33 (1) 1,595 1,613
FedEx, 4.40%, 1/15/47  6,500 5,369
Transurban Finance, 2.45%, 3/16/31 (1) 1,820 1,654
Transurban Finance, 3.375%, 3/22/27 (1) 128 127
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  551 527
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  803 766
18,288
Total Industrial 297,720
UTILITY  2.3%
Electric  2.0%
AES, 5.80%, 3/15/32  2,300 2,375
Ameren, 5.70%, 12/1/26  1,820 1,844
American Electric Power, 5.20%, 1/15/29  2,595 2,675
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 184
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 113
CMS Energy, 4.875%, 3/1/44  635 568
Constellation Energy Generation, 4.40%, 1/15/31 (8) 1,775 1,771
DTE Energy, 5.10%, 3/1/29  2,645 2,714

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
DTE Energy, 5.85%, 6/1/34  390 415
Duke Energy, 2.65%, 9/1/26  355 352
Duke Energy, 4.95%, 9/15/35 (8) 1,045 1,035
Duke Energy Florida, 4.85%, 12/1/35  2,210 2,194
Duke Energy Florida, 6.35%, 9/15/37  170 188
Duke Energy Progress, 6.30%, 4/1/38  100 110
Enel Finance International, 4.375%, 9/30/30 (1) 1,815 1,810
Exelon, 3.40%, 4/15/26  1,815 1,813
FirstEnergy Pennsylvania Electric, 4.30%, 1/15/29 (1) 2,320 2,322
FirstEnergy Transmission, 5.00%, 1/15/35  610 610
Florida Power & Light, 5.30%, 6/15/34  3,040 3,173
Georgia Power, 4.95%, 5/17/33  895 914
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 1,765 1,767
Nevada Power, Series N, 6.65%, 4/1/36  400 448
New York State Electric & Gas, 5.30%, 8/15/34 (1) 1,195 1,231
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 1,165 1,172
Niagara Mohawk Power, 5.112%, 1/12/36 (1)(8) 3,270 3,253
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,928
PECO Energy, 5.95%, 10/1/36  150 162
Public Service Electric & Gas, 5.70%, 12/1/36  180 190
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 184
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,414
Southern, 4.40%, 7/1/46  1,935 1,636
Southern, 5.70%, 3/15/34  725 762
Southern California Edison, 5.15%, 6/1/29  2,105 2,155
Southwestern Public Service, 6.00%, 6/1/54  365 373
Tampa Electric, 6.15%, 5/15/37  700 751
44,606
Natural Gas  0.3%
APA Infrastructure, 5.125%, 9/16/34 (1) 475 476
Engie, 5.625%, 4/10/34 (1) 660 690
NiSource, 1.70%, 2/15/31  1,280 1,125
NiSource, 3.49%, 5/15/27  710 706
NiSource, 3.95%, 3/30/48  1,000 774
NiSource, 5.35%, 4/1/34  1,850 1,905
Southern California Gas, Series KK, 5.75%, 11/15/35  140 148
Southern Gas Capital, 4.95%, 9/15/34  1,735 1,737
7,561
Total Utility 52,167
Total Corporate Bonds
(Cost $587,338) 579,000

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.7%
Local Authorities  0.7%
Province of Alberta, 3.30%, 3/15/28  1,605 1,591
Province of Alberta Canada, 4.50%, 1/24/34  1,405 1,416
Province of British Columbia, 4.20%, 7/6/33  2,644 2,617
Province of Manitoba Canada, 4.30%, 7/27/33  2,045 2,034
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,535
Province of Ontario, 3.70%, 9/17/29  4,360 4,346
Province of Quebec, Series PD, 7.50%, 9/15/29  104 117
14,656
Owned No Guarantee  0.0%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 295 288
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1) 570 550
838
Sovereign  1.0%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 2,720 2,763
Government of Qatar, 3.75%, 4/16/30 (1) 730 723
Kingdom of Saudi Arabia, 5.375%, 1/13/31 (1) 2,010 2,088
Republic of Chile, 5.65%, 1/13/37  3,740 3,947
Republic of Peru, 5.375%, 2/8/35  740 755
Republic of Poland, Series 10Y, 3.25%, 4/6/26  890 889
Republic of Poland, Series 30Y, 5.50%, 3/18/54  2,365 2,244
Republic of Romania, 6.625%, 5/16/36 (1) 3,300 3,455
United Mexican States, 2.659%, 5/24/31  5,154 4,593
United Mexican States, 6.125%, 2/9/38  850 848
22,305
Total Foreign Government Obligations & Municipalities
(Cost $37,834) 37,799
MUNICIPAL SECURITIES  1.4%
California  0.2%
Bay Area Toll Auth., Series S-1, Build America, 6.918%, 4/1/40  350 398
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10,
3.176%, 4/1/41  1,275 1,038
California, Build America, GO, 7.625%, 3/1/40  1,350 1,613
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  700 805
Regents of the Univ. of California Medical Center Ed Revenue
Bonds, Series N, 3.256%, 5/15/60  700 453
San Diego County Water Auth., Series B, Build America, 6.138%,
5/1/49  275 282

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
San Jose Redev. Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 577
5,166
Florida  0.0%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,147
1,147
Georgia  0.2%
Fulton County, Series 2010-B, Build America, GO, 5.148%, 7/1/39  2,660 2,704
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,692 1,846
4,550
Illinois  0.1%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%, 1/1/40  1,350 1,488
Illinois Toll Highway Auth., Series A, Build America, 6.184%, 1/1/34  315 333
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 497
2,318
Maryland  0.1%
Maryland Economic Dev., Seagirt Marine Terminal, Series B, 4.75%,
6/1/42  2,045 1,758
1,758
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,337
1,337
Minnesota  0.1%
Western Minnesota Municipal Power Agency, Series A, 3.156%,
1/1/39  2,350 2,016
2,016
New Jersey  0.1%
New Jersey Turnpike Auth., Series F, Build America, 7.414%, 1/1/40  1,000 1,187
1,187
New York  0.0%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 761
Metropolitan Transportation Auth., Dedicated Tax Fund, Build
America, 7.336%, 11/15/39  125 146
907
Ohio  0.1%
American Municipal Power, Series B, Build America, 6.449%,
2/15/44  2,005 2,116
2,116

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Texas  0.3%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 31
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 13
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 3,216
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 10
Texas Natural Gas Securitization Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  705 715
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 1,921
5,906
Virginia  0.0%
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  540 557
557
Wisconsin  0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,520 1,769
1,769
Total Municipal Securities
(Cost $34,756) 30,734
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  4.6%
Collateralized Mortgage Obligations  2.6%
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM, 1.518%, 5/25/65 (1) 231 215
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 819 731
Arroyo Mortgage Trust
Series 2019-2, Class A2, CMO, ARM, 3.498%, 4/25/49 (1) 156 153
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1) 679 631
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.537%, 9/25/29, Acquisition
Date: 8/29/24, Cost $1,591 (3)(6) 1,591 1,596
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 1,001 890
COLT Mortgage Loan Trust
Series 2025-8, Class A1, CMO, STEP, 5.48%, 8/25/70 (1) 1,921 1,944
Connecticut Avenue Securities Trust
Series 2023-R04, Class 1M1, CMO, ARM, SOFR30A + 2.30%,
5.997%, 5/25/43 (1) 1,440 1,472
Deephaven Residential Mortgage Trust
Series 2026-INV1, Class A1, CMO, ARM, 4.797%, 12/25/70 (1) 1,550 1,552

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 448 454
EFMT
Series 2025-INV5, Class A1, CMO, ARM, 5.077%, 12/25/70 (1) 798 802
EFMT
Series 2025-NQM5, Class A1, CMO, ARM, 0.00%, 11/25/70 (1) 389 391
EFMT
Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1) 561 564
EFMT
Series 2026-NQM1, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.90%, 2/25/71 (1) 1,100 1,100
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 64 63
Ellington Financial Mortgage Trust
Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1) 429 409
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 32 29
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 1,265 1,277
GCAT Trust
Series 2025-NQM4, Class A1, CMO, STEP, 5.529%, 6/25/70 (1) 2,517 2,549
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.896%, 10/25/50 (1) 908 794
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 1,427 1,434
HOMES Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.22%, 8/25/70 (1) 2,658 2,679
JPMorgan Mortgage Trust
Series 2019-HYB1, Class B4, CMO, ARM, 5.038%, 10/25/49 (1) 1,080 1,090
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 482 484
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1) 1,450 1,460
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1) 4,027 4,072
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 551 538
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 365 369
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 323 327
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.53%, 5/25/65 (1) 1,108 1,125
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 3,080 3,113

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 1,062 1,070
NYMT Loan Trust
Series 2026-INV1, Class A1, CMO, ARM, 4.766%, 2/25/61 (1) 100 100
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%, 10/25/59 (1) 94 89
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM, 1M TSFR + 1.214%,
4.887%, 10/25/59 (1) 11 11
OBX Trust
Series 2025-NQM15, Class A1, CMO, STEP, 5.143%, 7/27/65 (1) 1,440 1,451
OBX Trust
Series 2025-NQM15, Class A1F, CMO, ARM, SOFR30A + 1.15%,
4.847%, 7/27/65 (1) 758 759
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, ARM, 5.344%, 8/10/42 (1) 2,820 2,900
RCKT Mortgage Trust
Series 2024-CES9, Class A1A, CMO,STEP, 5.582%, 12/25/44 (1) 270 273
Santander Mortgage Asset Receivable Trust
Series 2025-NQM6, Class A1, CMO, ARM, 5.138%, 11/25/65 (1) 444 446
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 76 71
Sequoia Mortgage Trust
Series 2024-HYB1, Class A1A, CMO, ARM, 4.475%, 11/25/63 (1) 1,162 1,168
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM, 2.916%, 9/27/49 (1) 76 75
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM, 1.027%, 11/25/55 (1) 151 145
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%,
4.547%, 11/25/41 (1) 231 231
Structured Agency Credit Risk Debt Notes
Series 2024-HQA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
4.947%, 8/25/44 (1) 1,176 1,180
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.797%, 9/25/45 (1) 1,710 1,713
Structured Agency Credit Risk Debt Notes
Series 2025-HQA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
4.647%, 2/25/45 (1) 608 608
Towd Point Mortgage Trust
Series 2019-HY3, Class M1, CMO, ARM, 1M TSFR + 1.614%,
5.287%, 10/25/59 (1) 510 514
Towd Point Mortgage Trust
Series 2024-2, Class A1B, CMO, ARM, 4.85%, 12/25/64 (1) 5,454 5,514

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2025-1, Class A1B, CMO, ARM, 4.797%, 6/25/65 (1) 641 643
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM, 0.815%, 1/25/66 (1) 348 319
Verus Securitization Trust
Series 2023-INV1, Class A1, CMO, STEP, 5.999%, 2/25/68 (1) 1,015 1,013
Verus Securitization Trust
Series 2024-INV1, Class A2, CMO, STEP, 6.318%, 3/25/69 (1) 1,129 1,142
Verus Securitization Trust
Series 2025-7, Class A1F, CMO, ARM, SOFR30A + 1.20%, 4.897%,
8/25/70 (1) 2,064 2,066
57,808
Commercial Mortgage-Backed Securities  2.0%
BANK
Series 2025-BNK51, Class A5, 5.29%, 12/25/67  1,580 1,627
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  2,490 2,620
BANK5
Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  1,045 1,099
BANK5
Series 2025-5YR14, Class A3, 5.646%, 4/15/58  3,310 3,463
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 5.954%,
11/15/34 (1) 545 7
BBCMS Mortgage Trust
Series 2024-5C27, Class A3, 6.014%, 7/15/57  410 431
Benchmark Mortgage Trust
Series 2023-B39, Class A5, 5.754%, 7/15/56  1,220 1,293
Benchmark Mortgage Trust
Series 2024-V8, Class AM, ARM, 6.628%, 7/15/57  3,465 3,673
Benchmark Mortgage Trust
Series 2025-B41, Class A5, 5.407%, 7/15/68  720 746
Benchmark Mortgage Trust
Series 2025-V19, Class A3, 5.249%, 1/15/58  235 243
BMO Mortgage Trust
Series 2025-C12, Class A5, ARM, 5.871%, 6/15/58  1,270 1,360
BMO Mortgage Trust
Series 2025-C13, Class A5, 5.353%, 10/15/58  1,955 2,020
BX Commercial Mortgage Trust
Series 2024-SLCT, Class A, ARM, 1M TSFR + 1.323%, 5.004%,
1/15/42 (1) 3,185 3,183
BX Trust
Series 2025-ROIC, Class A, ARM, 1M TSFR + 1.144%, 4.824%,
3/15/30 (1) 4,041 4,045

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
BX Trust
Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%, 5.38%,
12/15/44 (1) 4,775 4,797
CENT
Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (1) 3,715 3,768
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.322%,
8/15/41 (1) 685 685
DBC Mortgage Trust
Series 2025-DBC, Class A, ARM, 1M TSFR + 1.35%, 5.031%,
11/15/42 (1) 725 726
Extended Stay America Trust
Series 2025-ESH, Class A, ARM, 1M TSFR + 1.30%, 4.98%,
10/15/42 (1) 935 939
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM, 5.467%, 1/13/40 (1) 2,555 2,648
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, ARM, 2.854%, 9/6/38 (1) 1,215 1,204
MAD Commercial Mortgage Trust
Series 2025-11MD, Class A, ARM, 4.912%, 10/15/42 (1) 1,960 1,972
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A5, 5.633%, 8/15/58  1,600 1,691
NYC Commercial Mortgage Trust
Series 2025-28L, Class A, ARM, 4.668%, 11/5/38 (1) 140 141
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 5.272%,
6/15/39 (1) 660 660
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 490 491
Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class A4, 3.146%, 12/15/52  750 718
46,250
Residential Mortgage  0.0%
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (1) 13 13
13
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $104,159) 104,071
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  24.7%
U.S. Government Agency Obligations  19.6%
Federal Home Loan Mortgage
2.50%, 4/1/30 - 6/1/30  256 250
3.00%, 12/1/42 - 4/1/47  2,325 2,125

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 3/1/42 - 3/1/46  1,731 1,646
4.00%, 9/1/40 - 8/1/45  620 608
4.50%, 8/1/39 - 10/1/41  303 305
5.00%, 11/1/33 - 8/1/40  233 239
5.50%, 1/1/35 - 12/1/39  63 66
6.00%, 10/1/32 - 8/1/38  53 56
6.50%, 12/1/28 - 1/1/36  24 26
7.00%, 11/1/30 - 6/1/32  2 2
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.625%, 6.625%, 4/1/37  14 14
RFUCCT1Y + 1.726%, 6.355%, 7/1/35  4 4
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  3 3
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  8 7
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  3 3
RFUCCT1Y + 2.032%, 6.398%, 11/1/36  10 10
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 5/1/52  36,873 30,318
2.50%, 3/1/42 - 5/1/52  25,737 22,097
3.00%, 3/1/35 - 9/1/52  11,295 10,200
3.50%, 5/1/31 - 11/1/54  8,811 8,234
4.00%, 6/1/37 - 1/1/56  9,105 8,739
4.50%, 9/1/37 - 10/1/53  3,370 3,314
5.00%, 12/1/41 - 10/1/55  10,000 10,044
5.50%, 8/1/53 - 10/1/55  18,526 18,922
6.00%, 4/1/54 - 6/1/55  5,816 5,996
6.50%, 5/1/54 - 9/1/55  6,020 6,238
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  120 119
4.40%, 10/25/30  6,065 6,144
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
2.347%, 11/25/31  10,520 9,538
3.71%, 9/25/32  4,545 4,396
4.43%, 2/25/33  3,725 3,748
Federal National Mortgage Assn.
3.50%, 6/1/43  5 4
4.00%, 11/1/40  279 275
4.50%, 7/1/40  3 3
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.523%, 6.096%, 7/1/35  3 3
RFUCCT1Y + 1.599%, 6.242%, 7/1/36  6 6
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  2 2
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  5,555 4,916

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
2.00%, 8/1/28 - 5/1/52  83,980 70,762
2.50%, 5/1/30 - 1/1/54  46,081 39,952
3.00%, 10/1/32 - 9/1/52  25,925 23,713
3.50%, 11/1/26 - 5/1/52  22,377 21,003
4.00%, 6/1/37 - 9/1/52  13,157 12,729
4.50%, 9/1/35 - 7/1/53  10,815 10,727
5.00%, 11/1/33 - 1/1/56  8,245 8,298
5.50%, 12/1/34 - 12/1/55  25,280 25,789
6.00%, 2/1/33 - 10/1/55  30,986 32,024
6.50%, 1/1/32 - 7/1/55  7,919 8,246
7.00%, 2/1/30 - 11/1/36  6 7
7.50%, 12/1/30  — —
UMBS, TBA (9)
2.00%, 2/1/56  7,120 5,773
3.00%, 2/1/56  5,545 4,912
3.50%, 2/1/56  5,100 4,716
5.00%, 2/1/56  11,545 11,539
438,810
U.S. Government Obligations  5.1%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  625 568
2.00%, 3/20/51 - 5/20/52  14,399 11,979
2.50%, 8/20/50 - 4/20/52  33,944 29,410
3.00%, 9/15/42 - 6/20/52  10,934 9,906
3.50%, 9/15/41 - 7/20/52  11,094 10,390
4.00%, 2/15/41 - 10/20/52  9,309 8,932
4.50%, 9/15/34 - 6/20/53  15,055 14,863
5.00%, 1/20/33 - 2/20/53  6,168 6,245
5.50%, 10/20/32 - 9/20/54  3,533 3,608
6.00%, 8/15/33 - 11/20/52  1,477 1,528
6.50%, 1/15/29 - 8/15/29  1 1
7.50%, 6/15/26 - 3/15/32  22 23
8.50%, 7/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  62 57
3.50%, 10/20/50  1,015 856
Government National Mortgage Assn., TBA (9)
4.50%, 2/20/56  1,015 991
5.00%, 2/20/56  5,485 5,482
5.50%, 2/20/56  7,900 7,985

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
6.00%, 2/20/56  780 797
113,621
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $566,409) 552,431
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  34.7%
U.S. Government Agency Obligations  0.0%
Federal National Mortgage Assn., 6.25%, 5/15/29  342 369
Federal National Mortgage Assn., 6.625%, 11/15/30 (8) 500 561
930
U.S. Treasury Obligations  34.7%
U.S. Treasury Bonds, 1.75%, 8/15/41  6,900 4,640
U.S. Treasury Bonds, 1.875%, 2/15/51  2,740 1,526
U.S. Treasury Bonds, 2.00%, 2/15/50  34,340 20,067
U.S. Treasury Bonds, 2.00%, 8/15/51  5,550 3,169
U.S. Treasury Bonds, 2.25%, 8/15/49  50 31
U.S. Treasury Bonds, 2.25%, 2/15/52  7,275 4,395
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 892
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 2,520
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 3,349
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,218
U.S. Treasury Bonds, 3.00%, 11/15/45  2,845 2,167
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 2,591
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,358
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 11,745
U.S. Treasury Bonds, 3.00%, 8/15/48  60 44
U.S. Treasury Bonds, 3.00%, 8/15/52  4,200 2,994
U.S. Treasury Bonds, 3.125%, 11/15/41  17,585 14,488
U.S. Treasury Bonds, 3.375%, 8/15/42  2,550 2,149
U.S. Treasury Bonds, 3.625%, 5/15/53  13,045 10,499
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 1,849
U.S. Treasury Bonds, 3.875%, 5/15/43  8,430 7,536
U.S. Treasury Bonds, 4.00%, 11/15/52  2,540 2,192
U.S. Treasury Bonds, 4.125%, 8/15/44  13,885 12,700
U.S. Treasury Bonds, 4.25%, 2/15/54  7,145 6,428
U.S. Treasury Bonds, 4.25%, 8/15/54 (10) 11,335 10,194
U.S. Treasury Bonds, 4.375%, 5/15/41  20 19
U.S. Treasury Bonds, 4.625%, 5/15/44  14,350 14,034
U.S. Treasury Bonds, 4.625%, 11/15/44  12,435 12,134
U.S. Treasury Bonds, 4.625%, 5/15/54  6,515 6,239
U.S. Treasury Bonds, 4.625%, 2/15/55 (10) 13,300 12,737
U.S. Treasury Bonds, 4.75%, 2/15/41  35 35

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.75%, 11/15/43  1,250 1,245
U.S. Treasury Bonds, 4.75%, 2/15/45  2,900 2,873
U.S. Treasury Bonds, 4.75%, 11/15/53  10,870 10,615
U.S. Treasury Bonds, 4.75%, 5/15/55  26,205 25,611
U.S. Treasury Bonds, 4.75%, 8/15/55  4,100 4,009
U.S. Treasury Bonds, 4.875%, 8/15/45  23,365 23,496
U.S. Treasury Bonds, 5.00%, 5/15/45  11,910 12,171
U.S. Treasury Notes, 0.50%, 8/31/27  50 48
U.S. Treasury Notes, 2.75%, 8/15/32  2,300 2,137
U.S. Treasury Notes, 3.375%, 5/15/33  885 847
U.S. Treasury Notes, 3.50%, 10/31/27  11,000 10,993
U.S. Treasury Notes, 3.50%, 12/15/28  16,000 15,958
U.S. Treasury Notes, 3.50%, 11/30/30  14,055 13,875
U.S. Treasury Notes, 3.625%, 5/31/28  7,700 7,710
U.S. Treasury Notes, 3.625%, 8/31/30  8,400 8,346
U.S. Treasury Notes, 3.625%, 9/30/30  12,570 12,487
U.S. Treasury Notes, 3.625%, 10/31/30  29,230 29,024
U.S. Treasury Notes, 3.625%, 12/31/30  17,600 17,461
U.S. Treasury Notes, 3.75%, 12/31/28  14,550 14,608
U.S. Treasury Notes, 3.875%, 4/30/30  58,475 58,781
U.S. Treasury Notes, 3.875%, 6/30/30  7,990 8,028
U.S. Treasury Notes, 4.00%, 2/29/28  10,285 10,377
U.S. Treasury Notes, 4.00%, 2/28/30  10,890 11,001
U.S. Treasury Notes, 4.00%, 5/31/30  12,200 12,321
U.S. Treasury Notes, 4.125%, 9/30/27  6,210 6,268
U.S. Treasury Notes, 4.125%, 10/31/27  26,275 26,532
U.S. Treasury Notes, 4.125%, 10/31/29  11,500 11,670
U.S. Treasury Notes, 4.125%, 11/30/29  29,340 29,773
U.S. Treasury Notes, 4.25%, 2/28/29  6,895 7,020
U.S. Treasury Notes, 4.25%, 6/30/29  9,980 10,168
U.S. Treasury Notes, 4.25%, 1/31/30  12,380 12,623
U.S. Treasury Notes, 4.25%, 11/15/34  23,105 23,210
U.S. Treasury Notes, 4.25%, 5/15/35  18,065 18,105
U.S. Treasury Notes, 4.25%, 8/15/35  11,100 11,110
U.S. Treasury Notes, 4.375%, 11/30/28  835 852
U.S. Treasury Notes, 4.375%, 12/31/29  27,220 27,873
U.S. Treasury Notes, 4.375%, 5/15/34  18,400 18,696
U.S. Treasury Notes, 4.50%, 5/31/29  52,695 54,087
U.S. Treasury Notes, 4.50%, 11/15/33  7,900 8,110

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.625%, 2/15/35  19,030 19,631
776,689
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $811,753) 777,619
SHORT-TERM INVESTMENTS  4.4%
Money Market Funds  4.4%
T. Rowe Price Government Reserve Fund, 3.76% (11)(12) 97,865 97,865
Total Short-Term Investments
(Cost $97,865) 97,865
SECURITIES LENDING COLLATERAL  1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.6%
Money Market Funds 1.6%
T. Rowe Price Treasury Reserve Fund, 3.74% (11)(12) 35,270 35,270
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 35,270
Total Securities Lending Collateral
(Cost $35,270) 35,270
Total Investments in Securities 104.3%
(Cost $2,393,061) $ 2,332,714
Other Assets Less Liabilities (4.3)% (96,048)
Net Assets 100.0% $ 2,236,666
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $311,593 and represents 13.9% of net assets.
(2) All or a portion of this loan is unsettled as of January 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Non-income producing
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,424 and represents 0.2% of net assets.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) All or a portion of this security is on loan at January 31, 2026.
(9) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $42,195 and represents 1.9% of net assets.
(10) At January 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
PFA Public Finance Authority/Agency
PIK Payment-in-kind
PTC Pass-Through Certificate
PTT Pass-Through Trust
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/30 12,400 290 221 69
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/30 95,200 2,254 2,029 225
Total Centrally Cleared Credit Default Swaps,
Protection Sold 294
Total Centrally Cleared Swaps 294
Net payments (receipts) of variation margin to date (295)
Variation margin receivable (payable) on centrally cleared swaps $ (1)

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 493 U.S. Treasury Notes five year contracts 3/26 53,702 $ (393)
Long, 196 U.S. Treasury Notes two year contracts 3/26 40,864 (83)
Short, 41 Ultra U.S. Treasury Notes ten year
contracts 3/26 (4,680) 68
Net payments (receipts) of variation margin to date 454
Variation margin receivable (payable) on open futures contracts $ 46

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ — $ — $ 717++
T. Rowe Price Treasury Reserve Fund, 3.74% — — —++
Totals $ —# $ — $ 717+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 70,893  ¤  ¤ $ 97,865
T. Rowe Price Treasury
Reserve Fund, 3.74% —  ¤  ¤ 35,270
Total $ 133,135^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $717 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $133,135.

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The QM U.S.
Bond Index Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE QM U.S. Bond Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE QM U.S. Bond Index Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,977,583 $ — $ 1,977,583
Asset-Backed Securities — 116,097 1,828 117,925
Non-U.S. Government
Mortgage-Backed Securities — 102,475 1,596 104,071
Short-Term Investments 97,865 — — 97,865
Securities Lending Collateral 35,270 — — 35,270
Total Securities 133,135 2,196,155 3,424 2,332,714
Swaps* — 294 — 294
Futures Contracts* 68 — — 68
Total $ 133,203 $ 2,196,449 $ 3,424 $ 2,333,076
Liabilities
Futures Contracts* $ 476 $ — $ — $ 476
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F134-054Q1 01/26